Employee Severance Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 0	$ 0	$ 104,000
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Employee severance benefits			92,000
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits			$ 103,000